STOCKHOLDERS’ EQUITY (Details) - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Begining	15,915,511	2,478,316	1,700,707
Warrant Issued With Convertible Notes		1,145,238	1,180,000
Warrants issued to Series B Preferred Stock		9,090,926
Warrants issued for fees		1,272,727
Warrants issued to amend Convertible Notes		1,648,267
Warrants issued to Heartland	160,714	541,026
Warrants issued in connection with private placement	2,597,420	200,000
Exercised, forfeited or expired	(6,150,600)	(460,989)	(484,891)
Outstanding Ending	12,523,045	15,915,511	2,478,316
Weighted Average Exercise Price, Outstanding Begining	$ 3.34	$ 14.80	$ 1.76
Weighted Average Exercise Price, Warrants issued with Series B Preferred Stock		1.54
Weighted Average Exercise Price, Warrants issued with Series B Preferred Stock, adjusted for Credit and Guarantee agreement		1.30
Weighted Average Exercise Price, Warrants issued with Convertible Notes		2.47	2.50
Weighted Average Exercise Price, Warrants issued to amend Convertible Notes		2.50
Weighted Average Exercise Price, Additional warrants issued to Heartland	3.50	3.12
Weighted Average Exercise Price, Warrants issued in connection with private placement	4.50	2.50
Weighted Average Exercise Price, Exercised, forfeited or expired	(0.39)	(34.74)	(61.30)
Weighted Average Exercise Price, Outstanding Ending	$ 4.59	$ 3.34	14.80
Consulting Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Issued		60,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			16.30
HeartlandCreditAgreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Issued		22,500
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 8.70